Nature of Operations, Management's Plans and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2017
Nature Of Operations Managements Plans And Summary Of Significant Accounting Policies Tables
Schedule of Property and Equipment

Property and equipment are recorded at cost, and when placed into service, depreciated and amortized to their residual values using the straight-line method over the estimated useful lives of the related assets as follows:

Short-term leasehold property	Shorter of the useful life or the life of the lease
Server based gaming terminals	4 – 6 years
Motor Vehicles	3 – 5 years
Plant and machinery and fixtures and fittings	4 – 8 years
Computer equipment	3 – 5 years